Goldman Sachs Trust

Goldman Sachs Fixed Income Funds

Enhanced Income Fund

Adjustable Rate Government Fund
Short Duration Government Fund
Short Duration Tax-Free Fund
Government Income Fund
Municipal Income Fund
Core Fixed Income Fund
Global Income Fund
High Yield Municipal Fund
High Yield Fund

Institutional Shares

Supplement dated April 19, 2002 to

Prospectus dated March 1, 2002

Under “Shareholder Guide — How to Buy Shares — What Is My Minimum Investment in the Funds” the information for the Enhanced Income, Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds is hereby revised to reflect a minimum investment requirement of $10,000,000 effective as of April 19, 2002:

Fund	Type of Investor	Minimum Investment

Enhanced Income Adjustable Rate Government Short Duration Government Short Duration Tax-Free Government Income Municipal Income Core Fixed Income Global Income High Yield Municipal High Yield	■ Individual investors ■ Qualified non-profit organizations, charitable trusts, foundations and endowments ■ Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

FISTCKINST 4-02